SHORT-TERM BANK DEPOSITS (Narrative) (Details)	12 Months Ended
Dec. 31, 2018
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate on short-term deposits	1.58%
Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate on short-term deposits	3.08%